Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 5.8%
Ambev SA	6,652	$17,310
Axia Energia	1,584	18,657
B3 SA - Brasil Bolsa Balcao	20,131	56,797
BB Seguridade Participacoes SA	2,337	14,925
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,699	44,882
Engie Brasil Energia SA	1,097	6,354
Equatorial Energia SA	1,749	13,077
Localiza Rent a Car SA	2,844	24,168
NU Holdings Ltd./Cayman Islands, Class A(a)	10,113	175,865
PRIO SA(a)	2,881	20,332
Raia Drogasil SA	1,408	6,288
Telefonica Brasil SA	1,040	6,874
Ultrapar Participacoes SA	1,444	5,965
Vale SA	7,549	95,192
Vibra Energia SA	1,412	6,591
WEG SA	5,857	48,191
		561,468
Chile — 0.4%
Banco de Chile	55,091	10,446
Empresas Copec SA	796	5,665
Enel Americas SA	59,279	5,747
Enel Chile SA	132,454	10,275
Falabella SA	1,665	10,803
		42,936
China — 25.5%
AAC Technologies Holdings Inc.	1,500	7,098
Alibaba Group Holding Ltd.	24,300	478,097
Anhui Conch Cement Co. Ltd., Class A	800	2,589
Anhui Conch Cement Co. Ltd., Class H	3,000	9,044
ANTA Sports Products Ltd.	3,600	39,436
Autohome Inc., ADR	244	5,797
Changchun High-Tech Industry Group Co. Ltd., Class A	200	2,815
China Hongqiao Group Ltd.	6,500	25,909
China Life Insurance Co. Ltd., Class H	25,000	86,751
China Merchants Bank Co. Ltd., Class A	1,100	6,695
China Merchants Bank Co. Ltd., Class H	6,500	43,828
China Merchants Port Holdings Co. Ltd.	4,000	8,061
China Overseas Land & Investment Ltd.	4,000	6,858
China Pacific Insurance Group Co. Ltd., Class A	1,600	7,894
China Pacific Insurance Group Co. Ltd., Class H	6,800	27,075
China Resources Beer Holdings Co. Ltd.	1,500	5,378
China Resources Gas Group Ltd.	3,100	9,094
China Resources Mixc Lifestyle Services Ltd.(b)	1,600	9,143
China Shenhua Energy Co. Ltd., Class H	7,000	35,875
China Yangtze Power Co. Ltd., Class A	3,200	12,666
Chow Tai Fook Jewellery Group Ltd.(c)	5,200	9,153
CMOC Group Ltd., Class H	12,000	25,047
Contemporary Amperex Technology Co. Ltd., Class A	700	37,153
Contemporary Amperex Technology Co. Ltd., Class H	100	6,109
CSPC Pharmaceutical Group Ltd.	12,000	12,247
East Money Information Co. Ltd., Class A	2,800	9,304
ENN Energy Holdings Ltd.	2,000	18,283
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,200	6,293
Foxconn Industrial Internet Co. Ltd., Class A	1,800	15,593
Fuyao Glass Industry Group Co. Ltd., Class H(b)	2,000	17,318
Geely Automobile Holdings Ltd.	12,000	26,229
Giant Biogene Holding Co. Ltd.(b)	1,200	5,596
Guangdong Investment Ltd.	6,000	5,770
Haier Smart Home Co. Ltd., Class A	2,400	8,231
Security	Shares	Value
China (continued)
Haitian International Holdings Ltd.	3,000	$8,426
Hansoh Pharmaceutical Group Co. Ltd.(b)	4,000	20,738
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	400	1,666
Jiangsu Expressway Co. Ltd., Class H	8,000	10,286
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	600	5,289
Kuaishou Technology(b)	6,900	60,571
Kunlun Energy Co. Ltd.	8,000	7,641
Kweichow Moutai Co. Ltd., Class A	300	61,681
Lenovo Group Ltd.	24,000	30,055
Li Ning Co. Ltd.	3,000	6,724
Longfor Group Holdings Ltd.(b)	3,000	3,763
LONGi Green Energy Technology Co. Ltd., Class A(a)	800	2,107
Luzhou Laojiao Co. Ltd., Class A	400	7,711
Midea Group Co. Ltd., Class H	400	4,562
NetEase Inc.	4,500	124,483
New China Life Insurance Co. Ltd., Class H	1,300	7,774
Nongfu Spring Co. Ltd., Class H(b)	6,800	42,809
PDD Holdings Inc., ADR(a)	1,642	190,603
People's Insurance Co. Group of China Ltd. (The), Class H	15,000	13,622
PICC Property & Casualty Co. Ltd., Class H	18,000	40,941
Pop Mart International Group Ltd.(b)	2,000	58,041
Qfin Holdings, Inc.	414	8,085
SF Holding Co. Ltd., Class A	600	3,263
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	400	11,021
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	400	11,584
Shenzhou International Group Holdings Ltd.	1,000	8,957
Smoore International Holdings Ltd.(b)	3,000	5,136
Sungrow Power Supply Co. Ltd., Class A	400	10,416
Tencent Holdings Ltd.	5,800	458,267
Vipshop Holdings Ltd., ADR	862	16,930
Wanhua Chemical Group Co. Ltd., Class A	700	6,663
Want Want China Holdings Ltd.	16,000	9,589
Wuliangye Yibin Co. Ltd., Class A	600	10,021
WuXi AppTec Co. Ltd., Class H(b)	1,000	13,066
Xinyi Solar Holdings Ltd.	8,000	3,323
Yadea Group Holdings Ltd.(b)	4,000	6,348
Yum China Holdings Inc.	515	24,900
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	4,862
Zhejiang Expressway Co. Ltd., Class H	6,000	5,823
Zhongji Innolight Co. Ltd., Class A	200	14,664
Zhuzhou CRRC Times Electric Co. Ltd., Class H	800	3,971
Zijin Gold International Co. Ltd.(a)	100	1,788
Zijin Mining Group Co. Ltd., Class A	1,700	6,907
Zijin Mining Group Co. Ltd., Class H	14,000	55,672
ZTO Express Cayman Inc.	1,050	21,596
		2,464,774
Greece — 0.7%
Hellenic Telecommunications Organization SA	572	11,369
Jumbo SA	498	15,810
National Bank of Greece SA	1,868	29,271
OPAP SA	409	8,359
		64,809
India — 18.1%
ABB India Ltd.	175	10,144
Adani Power Ltd.(a)	5,955	9,845
Ambuja Cements Ltd.	650	4,008
APL Apollo Tubes Ltd.	472	9,092
Asian Paints Ltd.	1,265	40,756
Astral Ltd.	400	6,457
AU Small Finance Bank Ltd.(b)	1,120	11,989
Bajaj Auto Ltd.	149	15,149

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Bajaj Holdings & Investment Ltd.	88	$11,340
Balkrishna Industries Ltd.	72	1,864
Bharat Electronics Ltd.	10,678	49,361
Britannia Industries Ltd.	228	14,901
CG Power & Industrial Solutions Ltd.	2,162	16,300
Cipla Ltd.	986	16,906
Coal India Ltd.	4,588	19,343
Colgate-Palmolive India Ltd.	360	8,741
Cummins India Ltd.	400	20,082
Dabur India Ltd.	1,055	6,110
Divi's Laboratories Ltd.	240	17,398
Dixon Technologies India Ltd.	92	15,080
DLF Ltd.	1,320	10,714
Dr Reddy's Laboratories Ltd.	1,409	19,884
Eicher Motors Ltd.	416	32,871
GAIL India Ltd.	7,512	14,846
Havells India Ltd.	606	9,778
HCL Technologies Ltd.	2,464	44,898
HDFC Asset Management Co. Ltd.(b)	456	13,651
HDFC Life Insurance Co. Ltd.(b)	1,893	16,223
Hero MotoCorp Ltd.	412	28,508
Hindustan Aeronautics Ltd.	556	28,312
Hindustan Unilever Ltd.	1,189	32,836
Hyundai Motor India Ltd.	503	13,080
ICICI Bank Ltd.	11,819	184,049
ICICI Lombard General Insurance Co. Ltd.(b)	680	15,019
ICICI Prudential Life Insurance Co. Ltd.(b)	1,421	9,864
Indian Railway Catering & Tourism Corp. Ltd.	1,047	8,062
Indus Towers Ltd.(a)	2,675	12,035
IndusInd Bank Ltd.(a)	608	5,852
Infosys Ltd.	8,253	144,806
ITC Ltd.	5,523	25,027
Kotak Mahindra Bank Ltd.	2,374	56,540
LTIMindtree Ltd.(b)	283	19,373
Mankind Pharma Ltd.	312	7,879
Marico Ltd.	1,952	15,672
Maruti Suzuki India Ltd.	237	42,245
Nestle India Ltd.	2,234	31,527
NMDC Ltd.	10,270	8,517
Oracle Financial Services Software Ltd.	58	5,282
Page Industries Ltd.	27	11,596
Persistent Systems Ltd., NVS	309	22,047
Petronet LNG Ltd.	2,049	6,239
PI Industries Ltd.	255	9,699
Pidilite Industries Ltd.	1,000	16,454
Polycab India Ltd.	146	12,227
Power Grid Corp. of India Ltd.	9,124	27,615
Reliance Industries Ltd.	8,793	154,694
SBI Life Insurance Co. Ltd.(b)	1,541	33,977
Siemens Ltd.	194	7,172
Solar Industries India Ltd.	80	11,898
SRF Ltd.	117	3,840
Sun Pharmaceutical Industries Ltd.	2,183	44,780
Supreme Industries Ltd.	176	6,697
Suzlon Energy Ltd.(a)	17,762	10,774
Tata Consultancy Services Ltd.	2,336	82,283
Tech Mahindra Ltd.	548	9,335
Titan Co. Ltd.	582	25,500
Torrent Pharmaceuticals Ltd.	233	9,694
Trent Ltd.	284	13,549
Tube Investments of India Ltd.	122	3,805
UltraTech Cement Ltd.	187	24,314
Security	Shares	Value
India (continued)
Vedanta Ltd.	3,213	$18,962
Wipro Ltd.	3,100	8,686
Zydus Lifesciences Ltd.	695	7,346
		1,745,399
Indonesia — 1.7%
Astra International Tbk PT	12,500	4,924
Bank Central Asia Tbk PT	173,000	86,147
Bank Mandiri Persero Tbk PT	87,100	25,299
Bank Rakyat Indonesia Persero Tbk PT	196,700	43,570
		159,940
Kuwait — 0.4%
Kuwait Finance House KSCP	14,855	38,523
Malaysia — 1.4%
AMMB Holdings Bhd	6,400	9,223
CELCOMDIGI Bhd	3,900	3,095
Hong Leong Bank Bhd	2,200	11,259
Malayan Banking Bhd	6,300	15,115
Maxis Bhd	7,200	6,959
MISC Bhd	2,100	3,820
Nestle Malaysia Bhd	300	7,765
Petronas Chemicals Group Bhd	4,800	3,488
Petronas Dagangan Bhd	1,600	7,682
Petronas Gas Bhd	2,900	12,295
Press Metal Aluminium Holdings Bhd	10,700	17,388
Public Bank Bhd	35,900	37,810
		135,899
Mexico — 2.3%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	1,098	14,719
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,147	27,378
Grupo Aeroportuario del Sureste SAB de CV, Class B	569	17,194
Grupo Carso SAB de CV, Series A1, Class A	949	6,519
Grupo Financiero Banorte SAB de CV, Class O	3,221	31,006
Grupo Financiero Inbursa SAB de CV, Class O	4,276	10,213
Grupo Mexico SAB de CV, Series B, Class B	6,567	57,008
Kimberly-Clark de Mexico SAB de CV, Class A	984	2,017
Promotora y Operadora de Infraestructura SAB de CV	737	10,064
Wal-Mart de Mexico SAB de CV	13,672	45,795
		221,913
Peru — 0.6%
Cia. de Minas Buenaventura SAA, ADR	330	8,178
Southern Copper Corp.	349	47,030
		55,208
Philippines — 0.5%
Bank of the Philippine Islands	4,800	9,535
BDO Unibank Inc.	5,591	12,498
Jollibee Foods Corp.	1,360	4,383
Manila Electric Co.	1,300	13,112
PLDT Inc.	55	1,214
SM Prime Holdings Inc.	17,000	6,674
		47,416
Poland — 1.3%
Bank Polska Kasa Opieki SA	440	24,142
CD Projekt SA	76	5,341
mBank SA(a)	52	14,562
Powszechna Kasa Oszczednosci Bank Polski SA	2,055	43,573
Powszechny Zaklad Ubezpieczen SA	1,279	22,054
Santander Bank Polska SA	88	12,419
		122,091

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Qatar — 0.5%
Barwa Real Estate Co.	3,311	$2,332
Industries Qatar QSC	2,057	6,857
Qatar Electricity & Water Co. QSC	1,546	6,286
Qatar Fuel QSC	1,677	6,883
Qatar Islamic Bank QPSC	3,660	23,351
		45,709
Saudi Arabia — 4.1%
Al Rajhi Bank	3,408	87,170
Arab National Bank	1,977	11,692
Arabian Internet & Communications Services Co.	88	5,273
Bank AlBilad	1,782	12,456
Bupa Arabia for Cooperative Insurance Co.	332	13,012
Co. for Cooperative Insurance (The)	248	7,966
Dr Sulaiman Al Habib Medical Services Group Co.	286	18,434
Elm Co.	89	18,187
Jarir Marketing Co.	1,638	5,546
Mouwasat Medical Services Co.	312	5,773
Riyad Bank	3,391	23,325
SABIC Agri-Nutrients Co.	503	15,638
Saudi Arabian Oil Co.(b)	13,887	91,206
Saudi Awwal Bank	2,343	19,144
Saudi Tadawul Group Holding Co.	159	7,137
Saudi Telecom Co.	4,483	51,020
		392,979
South Africa — 4.7%
Capitec Bank Holdings Ltd.	311	70,547
Clicks Group Ltd.	678	13,788
Discovery Ltd.	647	8,300
FirstRand Ltd.	13,184	62,916
Gold Fields Ltd.	2,420	102,321
Harmony Gold Mining Co. Ltd.	1,396	27,287
Impala Platinum Holdings Ltd.	1,060	13,340
Nedbank Group Ltd.	1,022	15,270
NEPI Rockcastle NV	680	5,826
OUTsurance Group Ltd.	2,771	11,741
Remgro Ltd.	1,540	15,652
Sanlam Ltd.	5,777	30,976
Standard Bank Group Ltd.	3,011	46,546
Valterra Platinum Ltd.	212	14,723
Vodacom Group Ltd.	1,760	13,801
		453,034
South Korea — 11.9%
Coway Co. Ltd.	130	7,623
DB Insurance Co. Ltd.	113	9,597
Hanmi Semiconductor Co. Ltd.	178	15,027
Hanwha Aerospace Co. Ltd.	39	22,639
HD Hyundai Electric Co. Ltd.	51	27,018
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	51	14,246
Hyundai Glovis Co. Ltd.	116	12,995
Hyundai Mobis Co. Ltd.	116	24,460
Hyundai Rotem Co. Ltd.	176	21,077
Kia Corp.	264	20,513
Korea Zinc Co. Ltd.	10	9,163
Krafton Inc.(a)	85	14,928
LG Corp.	120	6,447
LG H&H Co. Ltd.	3	565
Samsung Biologics Co. Ltd.(a)(b)	19	20,826
Samsung C&T Corp.	71	10,903
Samsung Electronics Co. Ltd.	6,579	451,865
Samsung Fire & Marine Insurance Co. Ltd.	90	29,467
Samsung Life Insurance Co. Ltd.	164	17,103
Security	Shares	Value
South Korea (continued)
Samsung SDS Co. Ltd.	37	$4,248
SK Hynix, Inc.	1,139	412,568
		1,153,278
Taiwan — 15.3%
Accton Technology Corp.	9,000	294,856
Asia Vital Components Co. Ltd.	5,000	220,119
ASPEED Technology Inc.	1,000	234,436
Catcher Technology Co. Ltd.	1,000	6,406
Compal Electronics Inc.	6,000	5,624
eMemory Technology Inc.	1,000	65,483
Fortune Electric Co. Ltd.	2,200	49,239
Global Unichip Corp.	1,000	72,446
International Games System Co. Ltd.	4,000	94,824
Nien Made Enterprise Co. Ltd.	2,000	23,784
Realtek Semiconductor Corp.	7,000	116,488
Wiwynn Corp.	2,000	292,219
		1,475,924
Thailand — 1.3%
Advanced Info Service PCL, NVDR	2,200	21,028
Bangkok Dusit Medical Services PCL, NVDR	14,400	8,514
Bumrungrad Hospital PCL, NVDR	2,200	11,607
Delta Electronics Thailand PCL, NVDR	6,900	43,446
Gulf Development PCL, NVDR(a)	10,200	12,943
PTT Exploration & Production PCL, NVDR	3,200	10,595
SCB X PCL, NVDR	3,100	12,532
Siam Cement PCL (The), NVDR	1,200	6,969
		127,634
Turkey — 0.3%
Akbank TAS	3,673	5,604
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,865	8,057
BIM Birlesik Magazalar A/S	469	5,930
Ford Otomotiv Sanayi AS	2,389	5,322
Turkcell Iletisim Hizmetleri AS	2,229	4,915
Turkiye Is Bankasi AS, Class C	10,191	3,259
		33,087
United Arab Emirates — 2.1%
Abu Dhabi Islamic Bank PJSC	5,735	31,085
ADNOC Drilling Co. PJSC	9,477	13,495
Adnoc Gas PLC	12,303	10,921
Aldar Properties PJSC	9,359	20,778
Americana Restaurants International PLC - Foreign Co.	9,564	4,505
Dubai Islamic Bank PJSC	4,963	12,396
Emaar Development PJSC	2,994	11,987
Emaar Properties PJSC	17,645	63,930
Emirates NBD Bank PJSC	5,679	37,728
		206,825
Total Common Stocks — 98.9% (Cost: $7,963,942)		9,548,846
Preferred Stocks
Brazil — 0.7%
Cia Energetica de Minas Gerais, Preference Shares, NVS	6,584	14,148
Gerdau SA, Preference Shares, NVS	1,886	6,773
Itausa SA, Preference Shares, NVS	21,126	48,681
		69,602

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	147	$9,437
Total Preferred Stocks — 0.8% (Cost: $65,136)		79,039
Total Long-Term Investments — 99.7% (Cost: $8,029,078)		9,627,885
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	8,876	8,880
Total Short-Term Securities — 0.1% (Cost: $8,880)		8,880
Total Investments — 99.8% (Cost: $8,037,958)		9,636,765
Other Assets Less Liabilities — 0.2%		17,338
Net Assets — 100.0%		$9,654,103

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/04/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,600	$—	$(720)(a)	$—	$—	$8,880	8,876	$14 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0 (a)	—	—	—	—	107	—
				$—	$—	$8,880		$121	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Emerging Markets Quality Factor ETF

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,477,565	$8,071,281	$—	$9,548,846
Preferred Stocks	79,039	—	—	79,039
Short-Term Securities
Money Market Funds	8,880	—	—	8,880
	$1,565,484	$8,071,281	$—	$9,636,765

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company